Earnings per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Weighted number of shares outstanding	132,195,792	96,693,265	96,693,265
Basic loss per share	€ 0.98	€ 1.03	€ 0.74
New issue of shares for the purpose of calculating diluted earnings per share		0	0
Share options outstanding	180,460,565	96,693,265	96,693,265